SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES (Details)											12 Months Ended
	Mar. 14, 2024 $ / shares	Mar. 13, 2024 $ / shares	Mar. 01, 2024 $ / shares	Nov. 24, 2023 $ / shares	Nov. 22, 2023 $ / shares	Nov. 20, 2023 $ / shares	Oct. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 01, 2023 $ / shares	Jul. 26, 2023 $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
IFRSStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.5	$ 1.46	$ 1.33	$ 1.65	$ 6.3	$ 1.71	$ 1.57	$ 5	$ 5	$ 1.53
Share Options, Outstanding | shares											2,421,650	1,696,451	1,113,841	934,615
July 6, 2018 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jul. 06, 2025
Exercise Price | $ / shares											$ 3.69
Share Options, Outstanding | shares											30,769
August 20, 2020 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Aug. 19, 2028
Exercise Price | $ / shares											$ 12.72
Share Options, Outstanding | shares											11,538
January 6, 2021 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jan. 05, 2031
Exercise Price | $ / shares											$ 4.10
Share Options, Outstanding | shares											615,384
January 21, 2021 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jan. 11, 2031
Exercise Price | $ / shares											$ 6.48
Share Options, Outstanding | shares											23,076
April 15, 2021 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Apr. 15, 2031
Exercise Price | $ / shares											$ 6.47
Share Options, Outstanding | shares											76,923
August 31, 2021 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Aug. 31, 2031
Exercise Price | $ / shares											$ 4.02
Share Options, Outstanding | shares											221,538
January 31, 2022 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jan. 30, 2032
Exercise Price | $ / shares											$ 6.57
Share Options, Outstanding | shares											134,613
August 1, 2022 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jul. 31, 2027
Exercise Price | $ / shares											$ 4.10
Share Options, Outstanding | shares											10,000
September 20, 2022 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Sep. 19, 2027
Exercise Price | $ / shares											$ 4.10
Share Options, Outstanding | shares											28,000
November 22, 2022 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Nov. 23, 2022
Exercise Price | $ / shares											$ 5.13
Share Options, Outstanding | shares											76,923
March 14, 2023 [member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Mar. 13, 2027
Exercise Price | $ / shares											$ 1.85
Share Options, Outstanding | shares											465,386
July 26, 2023 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Jul. 26, 2033
Exercise Price | $ / shares											$ 1.53
Share Options, Outstanding | shares											260,000
October 20, 2023 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Oct. 20, 2033
Exercise Price | $ / shares											$ 1.57
Share Options, Outstanding | shares											85,000
November 20, 2023 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Nov. 20, 2033
Exercise Price | $ / shares											$ 1.71
Share Options, Outstanding | shares											65,000
November 24, 2023 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Nov. 24, 2033
Exercise Price | $ / shares											$ 1.65
Share Options, Outstanding | shares											40,000
March 1, 2024 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Mar. 01, 2034
Exercise Price | $ / shares											$ 1.33
Share Options, Outstanding | shares											20,000
March 13, 2024 [Member]
IFRSStatementLineItems [Line Items]
Expiration date of outstanding											Mar. 13, 2034
Exercise Price | $ / shares											$ 1.46
Share Options, Outstanding | shares											257,500